10-Q Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash, cash equivalents and restricted cash	$ 68,489	$ 10,090
Receivables, net	418,620	210,157
Costs and estimated earnings in excess of billings on uncompleted contracts	58,020	31,145
Due from related-party	0	16,050
Inventories	374,377	323,277
Prepayments and other current assets	38,820	17,848
Total current assets	958,326	608,567
Noncurrent assets:
Property, plant and equipment	2,533,435	2,489,408
Less accumulated depreciation, depletion and amortization	1,221,966	1,174,195
Net property, plant and equipment	1,311,469	1,315,213
Goodwill	274,478	274,540
Other intangible assets, net	12,110	13,430
Operating lease right-of-use assets	45,933	45,873
Investments and other	40,581	36,696
Total noncurrent assets	1,684,571	1,685,752
Total assets	2,642,897	2,294,319
Current liabilities:
Long-term debt - current portion	7,082	211
Related-party notes payable - current portion	0	238,000
Accounts payable	174,603	87,370
Billings in excess of costs and estimated earnings on uncompleted contracts	44,590	39,843
Taxes payable	29,878	8,502
Accrued compensation	26,041	29,192
Due to related-party	0	20,286
Current operating lease liabilities	14,067	13,210
Other accrued liabilities	88,095	80,276
Total current liabilities	384,356	516,890
Noncurrent liabilities:
Long-term debt	832,047	427
Related-party notes payable	0	446,449
Deferred income taxes	170,502	175,804
Noncurrent operating lease liabilities	31,866	32,663
Other	129,274	93,497
Total liabilities	1,548,045	1,265,730
Commitments and contingencies
Stockholders' equity:
Common stock, 300,000,000 shares authorized, $0.01 par value, 56,997,350 shares issued and 56,566,214 shares outstanding at June 30, 2023; 80,000 shares authorized, issued and outstanding, $10 par value at December 31, 2022	570	800
Other paid-in capital	611,562	549,106
Retained earnings	498,530	494,661
MDU Resources common stock held by subsidiary at cost - 538,921 shares at December 31, 2022	0	(3,626)
Treasury stock held at cost - 431,136 shares	(3,626)	0
Accumulated other comprehensive loss	(12,184)	(12,352)
Total stockholders' equity	1,094,852	1,028,589
Total liabilities and stockholders' equity	$ 2,642,897	$ 2,294,319